Liquidity (Details) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Liquidity (Details) [Line Items]
Net loss	¥ (26,516)	$ (3,649,000)	¥ (7,178)	¥ (25,466)	$ (3,587,000)	¥ (57,667)	¥ (49,064)
Negative operating cash flows	(31,774)	$ (4,373,000)	(6,003)	(65,442)	(9,218,000)	(12,892)	(82,229)
Net current assets	82,861			88,316				$ 11,402,000	$ 12,438,000
Accumulated deficit	(196,701)			(173,176)		(153,838)		(27,067,000)	(24,392,000)
Cash and cash equivalents and restricted cash	40,515		¥ 108,857	36,239		5,908	¥ 25,687	5,575,000	4,987,000	$ 832,000	¥ 126,678
Net loss (in Dollars)					$ (35,872)
Cash and cash equivalents	39,615			1,927		4,881		5,451,000	271,000
Restricted cash	¥ 900			¥ 34,312		¥ 1,027		$ 124,000	4,833,000
Restricted Stock [Member]
Liquidity (Details) [Line Items]
Cash and cash equivalents and restricted cash									$ 5,104,000